Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011
Summary of changes in fair value of the Company's Level 3 assets
Beginning Balance	$ 71	$ 48
Change in market values	1	2
Principal repayments received	(4)
Transfers out of Level 3		(4)
Transfers into Level 3		25
Ending Balance	$ 68	$ 71